ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares					Fair Value
	OPEN END FUNDS — 3.7%
	FIXED INCOME - 3.7%
286,672	Fidelity Advisor Floating Rate High Income Fund				$ 2,654,579
422,170	Vanguard High-Yield Corporate Fund, Admiral Class				2,292,381
					4,946,960

	TOTAL OPEN END FUNDS (Cost $5,171,518)				4,946,960

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 20.3%
	CLO — 19.0%
1,000,000	AMMC CLO XI Ltd. Series 2012-11A CR2(a),(b)	TSFR3M + 2.162%	7.4170	04/30/31	1,000,174
1,000,000	Balboa Bay Loan Funding 2024-1 Ltd. Series 1A D1(a),(b)	TSFR3M + 3.200%	8.5190	07/20/37	1,000,706
2,000,000	Benefit Street Partners Clo XII Ltd. Series 12A C(a),(b)	TSFR3M + 3.312%	8.6130	10/15/30	2,003,694
2,000,000	BlueMountain Fuji US Clo II Ltd. Series 2A C(a),(b)	TSFR3M + 3.262%	8.5440	10/20/30	1,979,505
500,500	Crown Point CLO IV Ltd. Series 2018-4A B(a),(b)	TSFR3M + 1.762%	7.0440	04/20/31	501,821
1,000,000	Denali Capital CLO XI Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 5.872%	11.1540	10/20/28	1,005,235
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	8.4130	04/15/31	980,353
1,500,000	Greenwood Park CLO Ltd. Series 2018-1A D(a),(b)	TSFR3M + 2.762%	8.0630	04/15/31	1,503,913
1,753,161	Halcyon Loan Advisors Funding Ltd. Series 2015-2A E(a),(b)	TSFR3M + 5.962%	11.2460	07/25/27	220,413
2,400,000	Man GLG US CLO Series 2018-1A BR(a),(b)	TSFR3M + 2.232%	7.5140	04/22/30	2,406,633
1,500,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	8.6830	07/15/31	1,448,667
1,500,000	Rockford Tower CLO 2017-1 Ltd. Series 2017-1A DR2B(a),(b)	TSFR3M + 5.242%	10.5240	04/20/34	1,502,115
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	TSFR3M + 2.112%	7.3910	01/26/31	2,005,092
520,000	Steele Creek CLO Ltd. Series 2014-1RA B(a),(b)	TSFR3M + 1.762%	7.0440	04/21/31	521,597
2,000,000	Venture 33 CLO Ltd. Series 33A D(a),(b)	TSFR3M + 3.422%	8.7230	07/15/31	1,995,432
1,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	9.4830	07/15/32	962,792
2,750,000	Voya CLO Ltd. Series 2018-1A C(a),(b)	TSFR3M + 2.862%	8.1410	04/19/31	2,739,176
2,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	9.9550	01/25/35	1,978,690
					25,756,008
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
121,969	Alternative Loan Trust Series 2004-35T2 A4(c)		6.0000	02/25/35	18,622
3,530	Banc of America Mortgage Trust Series 2004-A 2A4(b)		5.5900	02/25/34	3,449
6,201,064	BCAP, LLC Trust Series 2007-AA2 21IO(b),(c)		0.4230	04/25/37	70,692
6,899	Bear Stearns ARM Trust Series 2003-4 3A1(b)		7.0410	07/25/33	6,554
4,854	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A2(d)		5.5000	10/25/33	4,827

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 20.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3% (Continued)
1,389	Chase Mortgage Finance Trust Series Series 2007-A1 7A1(b)		7.6120	02/25/37	$ 1,409
18,393	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(b)		–	05/25/34	17,494
6,399	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	3,604
2,956	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4 7AR2(b)	TSFR1M + 0.564%	5.9140	06/25/34	2,689
48,382	GSR Mortgage Loan Trust Series 2004-2F 7A2(b),(c)	TSFR1M + 7.536%	2.1860	01/25/34	997
6,231	GSR Mortgage Loan Trust Series 2004-6F 2A6		5.5000	05/25/34	6,148
11,671	Impac CMB Trust Series 2004-4 1M3(b)	TSFR1M + 1.014%	6.3640	09/25/34	11,456
20,630	Impac CMB Trust Series 2004-6 M1(b)	TSFR1M + 0.939%	6.2890	10/25/34	19,648
2,758	Impac CMB Trust Series 2004-5 1A3(b)	TSFR1M + 1.034%	6.3840	10/25/34	2,713
16,286	JP Morgan Mortgage Trust Series 2005-A1 3A5(b)		5.5070	02/25/35	15,118
12,858	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	13,439
462,579	MASTR Alternative Loan Trust Series 2007-HF1 4AX(c)		7.0000	10/25/47	93,548
3,839	Morgan Stanley Mortgage Loan Trust Series 2004-7AR 2A6(b)		6.0970	09/25/34	3,760
7,764	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 4A(b)		6.4090	11/25/34	7,203
57,039	Wilshire Funding Corporation Series 1997-WFC1 M3(b)		7.2500	08/25/27	55,260
					358,630
	HOME EQUITY — 0.5%
26,381	Aames Mortgage Trust Mortgage Pass Through Certs Series 2001-1 M2(c)		8.0880	06/25/31	26,156
9,215	AFC Trust Series 2000-1 1A(b)	TSFR1M + 0.844%	6.1940	03/25/30	8,910
183	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(d)		5.4490	12/25/33	275
21,144	Asset Backed Securities Corporation Home Equity Loan Trust Series 2003-HE6 M2(b)	TSFR1M + 2.589%	7.9390	11/25/33	25,052
53,004	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M3(b)	TSFR1M + 2.221%	5.6320	09/25/34	51,365
135,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(b)	TSFR1M + 6.114%	11.4640	10/25/34	137,257
15,591	Bear Stearns Asset Backed Securities Trust Series 2003-ABF1 A(b)	TSFR1M + 0.854%	6.2040	01/25/34	15,127
135,955	CDC Mortgage Capital Trust Series 2004-HE1 M2(b)	TSFR1M + 1.914%	7.2640	06/25/34	136,072
97,512	CDC Mortgage Capital Trust Series 2004-HE3 M2(b)	TSFR1M + 1.914%	6.9220	11/25/34	91,992
24,284	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(d)		6.9900	02/25/31	23,735
3,845	Meritage Mortgage Loan Trust Series 2003-1 M2(b)	TSFR1M + 2.439%	7.7890	11/25/33	3,759
28,884	Meritage Mortgage Loan Trust Series 2003-1 M3(b)	TSFR1M + 2.814%	8.1640	11/25/33	27,676
17,020	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(d)	TSFR1M + 2.289%	7.6390	07/25/34	13,012
17,268	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	TSFR1M + 1.239%	3.6140	10/25/33	18,012

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 20.3% (Continued)
	HOME EQUITY — 0.5% (Continued)
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	TSFR1M + 1.689%	7.0390	06/25/34	$ 1,718
11,008	Option One Mortgage Loan Trust Series 2003-5 A2(b)	TSFR1M + 0.754%	6.1040	08/25/33	10,878
67,525	RASC Series Trust Series 2003-KS4 MI1(d)		4.6100	06/25/33	66,525
11,440	Saxon Asset Securities Trust Series 2003-3 M2(b)	TSFR1M + 2.514%	4.2160	12/25/33	10,368
47,506	Terwin Mortgage Trust Series TMTS Series 2003-2HE M2(b)	TSFR1M + 3.339%	8.6890	07/25/34	55,942
					723,830
	MANUFACTURED HOUSING — 0.0%(e)
3,498	Conseco Finance Corporation Series 1997-1 M1(b)		7.2200	03/15/28	3,505

	RESIDENTIAL MORTGAGE — 0.4%
9,036	Countrywide Asset-Backed Certificates Series 2004-3 3A4(b)	TSFR1M + 0.614%	5.9640	08/25/34	9,484
87,399	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(b)	TSFR1M + 2.889%	3.3890	03/25/34	100,017
86,102	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	TSFR1M + 1.839%	5.0480	07/25/35	80,559
31,524	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A4(b)	TSFR1M + 1.014%	6.3640	11/25/34	30,304
21,837	CWABS, Inc. Asset-Backed Certificates Trust Series 2A3 2A3(b)	TSFR1M + 1.314%	6.6640	11/25/34	21,605
13,163	Equity One Mortgage Pass-Through Trust Series 2002-5 M1(d)		5.8030	11/25/32	13,169
11,218	First Franklin Mortgage Loan Trust Series 2002-FF1 1A2(b)	TSFR1M + 1.239%	6.5830	04/25/32	11,437
14,313	Long Beach Mortgage Loan Trust Series 2003-2 M2(b)	TSFR1M + 2.964%	8.3140	06/25/33	15,901
33,118	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC7 M4(b)	TSFR1M + 1.839%	7.1890	07/25/34	34,792
109,279	Structured Asset Securities Corporation Series 2005-WF1 M7(b)	TSFR1M + 2.019%	7.3690	02/25/35	111,953
143,305	Structured Asset Securities Corporation Series 2005-WF1 M8(b)	TSFR1M + 2.169%	7.5190	02/25/35	145,445
					574,666
	TOTAL ASSET BACKED SECURITIES (Cost $29,036,553)				27,416,639

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
117,017	Fannie Mae Interest Strip(c)		5.5000	08/25/35	18,530
277,329	Fannie Mae Interest Strip Series 384 2(c)		4.5000	07/25/37	34,304
387,729	Fannie Mae Interest Strip Series 385 3(c)		5.0000	01/25/38	62,869
963,711	Fannie Mae Interest Strip Series 407 40(c)		6.0000	01/25/38	196,031
240,336	Fannie Mae Interest Strip Series 418 141(b),(c)		5.5000	05/25/39	38,903

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% (Continued)
255,352	Fannie Mae Interest Strip Series 418 147(b),(c)		6.0000	05/25/39	$ 42,938
107,984	Fannie Mae Interest Strip Series 409 80(b),(c)		4.5000	11/25/39	21,309
469,653	Fannie Mae Interest Strip Series 408 9(b),(c)		4.5000	10/25/40	87,780
307,344	Fannie Mae Interest Strip Series 409 83(b),(c)		4.5000	11/25/40	50,899
1,195,097	Fannie Mae Interest Strip Series 406 15(c)		5.0000	12/25/40	268,672
198,502	Fannie Mae Interest Strip Series 409 C13(c)		3.5000	11/25/41	30,925
136,542	Fannie Mae Interest Strip Series 409 64(b),(c)		4.0000	11/25/41	22,304
170,289	Fannie Mae Interest Strip Series 413 126(b),(c)		4.0000	07/25/42	27,751
175,035	Fannie Mae Interest Strip Series 413 177(b),(c)		4.5000	07/25/42	32,057
360,485	Fannie Mae Interest Strip Series 413 155(b),(c)		4.5000	07/25/42	66,710
879,198	Fannie Mae Interest Strip Series 417 C24(c)		3.5000	12/25/42	114,401
378,326	Fannie Mae Interest Strip Series 419 C3(c)		3.0000	11/25/43	52,712
494,342	Fannie Mae Interest Strip Series 426 292(b),(c)		3.5000	08/25/51	80,868
337,015	Fannie Mae REMICS Series 2004-70 XJ(b),(c)		5.0000	10/25/34	49,945
530,404	Fannie Mae REMICS Series 2006-109 SG(b),(c)	SOFR30A + 6.516%	1.1680	11/25/36	43,028
212,191	Fannie Mae REMICS Series 2007-39 AI(b),(c)	SOFR30A + 6.006%	0.6580	05/25/37	17,688
151,282	Fannie Mae REMICS Series 2007-92 SK(b),(c)	SOFR30A + 6.336%	0.9880	09/25/37	15,291
161,397	Fannie Mae REMICS Series 2007-112 SA(b),(c)	SOFR30A + 6.336%	0.9880	12/25/37	18,324
89,309	Fannie Mae REMICS Series 2009-31 PI(c)		5.0000	11/25/38	2,948
418,970	Fannie Mae REMICS Series 2009-101 MI(c)		6.0000	12/25/39	43,162
437,138	Fannie Mae REMICS Series 2009-113 XI(b),(c)		5.0000	01/25/40	70,204
550,677	Fannie Mae REMICS Series 2010-150 SP(b),(c)	SOFR30A + 6.486%	1.1380	10/25/40	47,859
1,703,020	Fannie Mae REMICS Series 2011-149 MS(b),(c)	SOFR30A + 5.886%	0.5380	11/25/41	73,677
127,202	Fannie Mae REMICS Series 2012-84 KI(b),(c)	SOFR30A + 6.000%	6.0000	08/25/42	19,670
160,806	Fannie Mae REMICS Series 2013-10 SJ(b),(c)	SOFR30A + 6.036%	0.6880	02/25/43	16,083
462,011	Fannie Mae REMICS Series 2014-68 IB(c)		4.5000	02/25/43	42,019
109,083	Fannie Mae REMICS Series 2015-16 IN(c)		4.5000	09/25/43	4,291
1,174,765	Fannie Mae REMICS Series 2013-103 JS(b),(c)	SOFR30A + 5.886%	0.5380	10/25/43	106,327
152,714	Fannie Mae REMICS Series 2015-22 BS(b),(c)	SOFR30A + 6.036%	4.5980	04/25/45	19,077
7,277,991	Fannie Mae REMICS Series 2015-40 LT(b),(c)	SOFR30A + 6.086%	0.0300	06/25/45	11,384
2,171,218	Fannie Mae REMICS Series 2015-34 HI(c)		6.0000	06/25/45	495,245
84,472	Fannie Mae REMICS Series 2017-78 KI(c)		3.5000	10/25/47	13,941
82,950	Fannie Mae REMICS Series 2018-37 CI(c)		4.0000	10/25/47	2,570
1,062,038	Fannie Mae REMICS Series 2017-97 SW(b),(c)	SOFR30A + 6.086%	0.7380	12/25/47	141,301

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% (Continued)
315,839	Fannie Mae REMICS Series 2017-99 DI(c)		3.5000	12/25/47	$ 41,409
170,489	Fannie Mae REMICS Series 2018-2 LI(c)		3.5000	12/25/47	16,695
299,650	Fannie Mae REMICS Series 2018-31 IO(c)		4.5000	12/25/47	46,841
1,050,632	Fannie Mae REMICS Series 2018-16 MI(c)		4.0000	03/25/48	214,630
209,550	Fannie Mae REMICS Series 2018-34 CI(c)		4.0000	05/25/48	35,480
256,826	Fannie Mae REMICS Series 2018-35 KI(c)		4.0000	05/25/48	43,721
1,167,545	Fannie Mae REMICS Series 2018-54 SA(b),(c)	SOFR30A + 6.136%	0.7880	08/25/48	113,764
442,630	Fannie Mae REMICS Series 2018-74 MI(c)		4.5000	10/25/48	85,473
606,296	Fannie Mae REMICS Series 2019-44 IC(c)		3.5000	08/25/49	87,422
228,925	Fannie Mae REMICS Series 2021-27 GI(c)		4.5000	05/25/51	50,744
1,044,120	Fannie Mae REMICS Series 2020-10 S(b),(c)	SOFR30A + 5.936%	0.5880	05/25/59	131,254
18,901	Freddie Mac REMICS Series 2433 SA(b)	SOFR30A + 20.632%	6.7550	02/15/32	21,239
847,203	Freddie Mac REMICS Series 5112 IB(c)		6.5000	05/15/32	104,003
12,020	Freddie Mac REMICS Series 4325 GI(c)		3.5000	04/15/33	78
206,141	Freddie Mac REMICS Series 4394 BI(c)		5.5000	07/15/37	28,201
84,703	Freddie Mac REMICS Series 4419 EI(c)		6.0000	10/15/37	8,845
3,494,623	Freddie Mac REMICS Series 4669 TI(b),(c)	SOFR30A + 5.986%	0.1000	09/15/40	7,026
82,365	Freddie Mac REMICS Series 3772 SA(b)	SOFR30A + 14.567%	–	12/15/40	69,136
487,595	Freddie Mac REMICS Series 3935 SH(b),(c)	SOFR30A + 6.486%	1.1480	12/15/40	12,658
54,348	Freddie Mac REMICS Series 4493 HI(c)		3.0000	06/15/41	426
178,568	Freddie Mac REMICS Series 4076 SW(b),(c)	SOFR30A + 5.936%	0.5980	07/15/42	21,367
102,250	Freddie Mac REMICS Series 4139 PO(f)		–	08/15/42	67,452
236,918	Freddie Mac REMICS Series 4091 ES(b),(c)	SOFR30A + 6.436%	1.0980	08/15/42	31,370
478,026	Freddie Mac REMICS Series 4197 IG(c)		4.0000	04/15/43	60,687
18,706	Freddie Mac REMICS Series 4558 DI(c)		3.5000	07/15/43	80
10,132,562	Freddie Mac REMICS Series 4765 SI(b),(c)		0.2080	08/15/44	89,107
301,545	Freddie Mac REMICS Series 4416 DS(b),(c)	SOFR30A + 5.985%	0.6480	12/15/44	33,757
258,256	Freddie Mac REMICS Series 4480 IN(c)		4.0000	03/15/45	30,832
290,371	Freddie Mac REMICS Series 4473 AS(b),(c)	SOFR30A + 5.486%	0.1480	05/15/45	26,742
107,124	Freddie Mac REMICS Series 4591 QI(c)		3.5000	04/15/46	18,176
779,300	Freddie Mac REMICS Series 4583 ST(b),(c)	SOFR30A + 5.886%	0.5480	05/15/46	82,975
675,354	Freddie Mac REMICS Series 4699 NI(c)		4.0000	12/15/46	84,512
192,990	Freddie Mac REMICS Series 4792 AI(c)		4.0000	05/15/48	34,621

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% (Continued)
1,051,699	Freddie Mac REMICS Series 4827 BI(c)		4.5000	09/15/48	$ 168,478
356,748	Freddie Mac REMICS Series 5093 NI(c)		4.0000	08/25/49	72,831
802,527	Freddie Mac REMICS Series 5022 IO(c)		3.0000	09/25/50	138,464
451,931	Freddie Mac REMICS Series 5023 MI(c)		3.0000	10/25/50	77,446
318,462	Freddie Mac REMICS Series 5082 HI(c)		3.0000	03/25/51	43,572
473,518	Freddie Mac REMICS Series 5086 IW(c)		3.0000	03/25/51	67,418
896,801	Freddie Mac REMICS Series 5086 HI(c)		4.5000	03/25/51	197,884
1,285,014	Freddie Mac REMICS Series 5174 NI(c)		3.5000	12/25/51	228,618
319,908	Freddie Mac REMICS Series 4291 MS(b),(c)	SOFR30A + 5.786%	0.4480	01/15/54	27,277
46,115	Freddie Mac Strips Series 202 IO(c)		6.5000	04/01/29	4,909
503,115	Freddie Mac Strips Series 256 50(c)		5.0000	06/15/38	65,553
180,061	Freddie Mac Strips Series 303 181(b),(c)		4.5000	12/15/39	21,941
182,212	Freddie Mac Strips Series 303 175(b),(c)		4.5000	12/15/40	25,078
255,599	Freddie Mac Strips Series 303 141(b),(c)		4.5000	01/15/43	40,046
518,960	Freddie Mac Strips Series 324 C24(c)		5.0000	12/15/43	107,717
589,674	Freddie Mac Strips Series 365 C10(c)		3.5000	06/15/49	111,396
16,682	Government National Mortgage Association Series 2011-157 AI(c)		4.0000	12/16/26	367
529,369	Government National Mortgage Association Series 2021-78 QI(c)		5.0000	05/20/34	50,872
2,478,884	Government National Mortgage Association Series 2009-87 IW(b),(c)	TSFR1M + 6.736%	1.3900	07/20/34	88,140
6,257,411	Government National Mortgage Association Series 2014-94 JI(b),(c)	TSFR1M + 6.586%	0.1500	09/16/34	32,266
741,059	Government National Mortgage Association Series 2007-26 SD(b),(c)	TSFR1M + 6.686%	1.3580	05/16/37	75,117
4,404,713	Government National Mortgage Association Series 2017-60 SA(b),(c)	TSFR1M + 6.576%	1.2300	10/20/37	216,401
1,318,563	Government National Mortgage Association Series 2008-60 SH(b),(c)	TSFR1M + 6.036%	0.7080	07/16/38	27,609
840,750	Government National Mortgage Association Series 2017-88 IB(c)		5.5000	02/20/39	120,582
287,698	Government National Mortgage Association Series 2009-61 AS(b),(c)	TSFR1M + 5.986%	0.6400	03/20/39	3,043
690,838	Government National Mortgage Association Series 2009-69 IV(c)		5.5000	08/20/39	99,309
2,264,596	Government National Mortgage Association Series 2010-29 SA(b),(c)	TSFR1M + 6.436%	1.0900	10/20/39	246,600
276,434	Government National Mortgage Association Series 2013-90 AI(c)		3.5000	10/20/39	5,985
700,388	Government National Mortgage Association Series 2017-60 SU(b),(c)	TSFR1M + 6.286%	0.9580	01/16/40	57,767
834,713	Government National Mortgage Association Series 2013-20 IM(c)		5.0000	04/20/40	132,588
1,194,448	Government National Mortgage Association Series 2017-160 TI(b),(c)		0.5000	06/20/40	18,752
1,059,653	Government National Mortgage Association Series 2010-133 SB(b),(c)	TSFR1M + 5.906%	0.5780	10/16/40	115,906
189,933	Government National Mortgage Association Series 2019-22 HI(c)		5.0000	10/16/40	24,062
1,914,007	Government National Mortgage Association Series 2010-166 SA(b),(c)	TSFR1M + 5.936%	0.6080	12/16/40	189,169

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% (Continued)
285,297	Government National Mortgage Association Series 2012-69 QI(c)		4.0000	03/16/41	$ 32,222
198,727	Government National Mortgage Association Series 2011-68 EI(c)		6.0000	04/20/41	24,293
131,322	Government National Mortgage Association Series 2013-75 GI(c)		3.0000	06/20/41	634
414,233	Government National Mortgage Association Series 2015-44 AI(c)		3.0000	08/20/41	5,251
254,951	Government National Mortgage Association Series 2012-108 PS(b),(c)	TSFR1M + 6.636%	1.3080	03/16/42	28,858
1,012,885	Government National Mortgage Association Series 2013-4 ID(c)		5.5000	05/16/42	189,048
180,117	Government National Mortgage Association Series 2012-149 GI(c)		5.0000	07/20/42	17,085
354,785	Government National Mortgage Association Series 2012-98 HS(b),(c)	TSFR1M + 5.885%	0.5400	08/20/42	35,984
842,398	Government National Mortgage Association Series 2012-126 IO(c)		3.5000	10/20/42	133,831
439,436	Government National Mortgage Association Series 2012-140 IC(c)		3.5000	11/20/42	72,182
251,116	Government National Mortgage Association Series 2012-149 CS(b),(c)	TSFR1M + 6.086%	0.7400	12/20/42	17,104
73,456	Government National Mortgage Association Series 2013-5 BI(c)		3.5000	01/20/43	12,044
358,017	Government National Mortgage Association Series 2013-20 KI(c)		5.0000	01/20/43	52,172
1,093,021	Government National Mortgage Association Series 2013-144 AS(b),(c)	TSFR1M + 6.636%	1.2900	03/20/43	11,590
374,356	Government National Mortgage Association Series 2013-82 IG(c)		3.5000	05/20/43	56,950
73,784	Government National Mortgage Association Series 2013-103 DS(b),(c)	TSFR1M + 6.036%	0.6900	07/20/43	7,789
332,080	Government National Mortgage Association Series 2013-189 PS(b),(c)	TSFR1M + 6.036%	0.6900	07/20/43	25,908
554,136	Government National Mortgage Association Series 2019-22 EI(b),(c)		1.0000	07/20/43	11,886
652,004	Government National Mortgage Association Series 2013-122 SB(b),(c)	TSFR1M + 5.986%	0.6580	08/16/43	72,978
9,284,223	Government National Mortgage Association Series 2019-21 SI(b),(c)		0.2650	10/20/43	71,235
224,768	Government National Mortgage Association Series 2014-132 SL(b),(c)	TSFR1M + 5.986%	0.6400	10/20/43	9,549
151,340	Government National Mortgage Association Series 2013-181 SA(b),(c)	TSFR1M + 5.986%	0.6400	11/20/43	11,395
326,702	Government National Mortgage Association Series 2014-91 SB(b),(c)	TSFR1M + 5.486%	0.1580	06/16/44	31,254
102,339	Government National Mortgage Association Series 2014-133 BS(b),(c)	TSFR1M + 5.486%	0.1400	09/20/44	8,586
515,246	Government National Mortgage Association Series 2019-22 SA(b),(c)	TSFR1M + 5.486%	0.1400	02/20/45	44,413
143,599	Government National Mortgage Association Series 2017-99 DI(c)		4.0000	07/20/45	8,121
501,004	Government National Mortgage Association Series 2017-112 KI(c)		4.5000	08/20/45	54,106
615,552	Government National Mortgage Association Series 2016-163 KI(c)		6.0000	08/20/45	60,235
354,728	Government National Mortgage Association Series 2017-130 LI(c)		4.5000	10/16/45	29,443
2,108,995	Government National Mortgage Association Series 2019-22 CI(b),(c)	TSFR1M + 30.678%	1.0000	10/20/45	125,641
283,715	Government National Mortgage Association Series 2015-179 GS(b),(c)	TSFR1M + 6.636%	1.2900	12/20/45	39,345
100,723	Government National Mortgage Association Series 2016-54 PI(c)		3.0000	04/20/46	10,059
300,744	Government National Mortgage Association Series 2016-46 IO(c)		3.5000	04/20/46	45,819
83,266	Government National Mortgage Association Series 2017-101 ID(c)		4.5000	04/20/46	6,356

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% (Continued)
178,622	Government National Mortgage Association Series 2016-81 IO(c)		4.0000	06/20/46	$ 33,944
902,406	Government National Mortgage Association Series 2016-121 JS(b),(c)	TSFR1M + 5.986%	0.6400	09/20/46	108,455
316,474	Government National Mortgage Association Series 2016-116 IJ(c)		3.5000	09/20/46	33,844
150,595	Government National Mortgage Association Series 2019-11 MI(c)		5.0000	11/20/46	8,883
168,271	Government National Mortgage Association Series 2017-114 CI(c)		3.5000	03/20/47	12,985
12,268	Government National Mortgage Association Series 2017-141 ID(c)		3.5000	07/20/47	1,775
316,543	Government National Mortgage Association Series 2018-18 BI(c)		4.0000	11/20/47	28,523
805,997	Government National Mortgage Association Series 2017-179 KS(b),(c)	TSFR1M + 6.086%	0.7400	12/20/47	97,340
134,433	Government National Mortgage Association Series 2017-179 WI(c)		5.0000	12/20/47	31,080
314,036	Government National Mortgage Association Series 2018-1 IP(c)		3.5000	01/20/48	33,657
18,642,815	Government National Mortgage Association Series 2020-86 TK(b),(c)	TSFR1M + 6.086%	0.1500	08/20/48	94,596
178,905	Government National Mortgage Association Series 2018-120 JI(c)		5.5000	09/20/48	25,759
253,137	Government National Mortgage Association Series 2018-154 IT(c)		5.5000	10/20/48	46,009
453,981	Government National Mortgage Association Series 2019-6 SA(b),(c)	TSFR1M + 5.936%	0.5900	01/20/49	47,261
227,421	Government National Mortgage Association Series 2019-18 CS(b),(c)	TSFR1M + 5.936%	0.5900	02/20/49	17,557
972,427	Government National Mortgage Association Series 2020-47 MI(c)		3.5000	04/20/50	176,014
418,802	Government National Mortgage Association Series 2020-127 IN(c)		2.5000	08/20/50	57,692
654,828	Government National Mortgage Association Series 2020-167 NS(b),(c)	TSFR1M + 6.186%	0.8400	11/20/50	84,555
2,398,079	Government National Mortgage Association Series 2019-H16 CI(b),(c)		0.5880	10/20/69	106,477
					9,517,653
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,357,306)				9,517,653

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4%
	ASSET MANAGEMENT — 4.6%
1,000,000	Ares Capital Corporation		4.2500	03/01/25	990,969
1,500,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	1,426,747
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	581,021
1,301,000	FS KKR Capital Corporation		4.1250	02/01/25	1,289,099
500,000	FS KKR Capital Corporation		3.4000	01/15/26	480,599
700,000	Nuveen Finance, LLC(a)		4.1250	11/01/24	697,238
500,000	UBS A.G.		6.0000	10/17/26	497,887
251,000	UBS Group A.G.(a),(b)	SOFRRATE + 1.560%	2.5930	09/11/25	250,131

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	ASSET MANAGEMENT — 4.6% (Continued)
					$ 6,213,691
	AUTOMOTIVE — 5.1%
750,000	Ford Motor Credit Company, LLC		2.3000	02/10/25	735,996
400,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	396,635
1,650,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,641,711
1,435,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,397,136
800,000	General Motors Financial Company, Inc.		1.2000	10/15/24	792,686
515,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	06/08/25	504,648
1,500,000	Nissan Motor Acceptance Company, LLC(a)		1.1250	09/16/24	1,490,229
					6,959,041
	BANKING — 17.7%
500,000	ABN AMRO Bank N.V.(a)		4.7500	07/28/25	495,383
550,000	Bank of America Corporation		4.0000	01/22/25	546,480
500,000	Bank of Montreal		5.1000	01/31/25	496,681
650,000	Barclays plc		3.6500	03/16/25	642,771
300,000	BBVA USA		3.8750	04/10/25	296,514
1,500,000	BNP Paribas S.A.		4.2500	10/15/24	1,494,349
600,000	BNP Paribas S.A.(a)		4.3750	09/28/25	592,741
1,382,000	BPCE S.A.(a)		4.5000	03/15/25	1,369,159
500,000	Citigroup, Inc.(d)	SOFRRATE + 0.686%	6.0160	10/30/24	500,338
413,000	Citizens Bank NA(d)	SOFRRATE + 1.450%	6.0640	10/24/25	411,999
1,605,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,591,827
550,000	Credit Agricole S.A.(a),(d)	SOFRRATE + 1.676%	1.9070	06/16/26	533,180
750,000	Credit Suisse A.G.		4.7500	08/09/24	749,853
700,000	Danske Bank A/S(a),(d)	US0003M + 1.591%	3.2440	12/20/25	693,184
1,023,000	Deutsche Bank A.G.		4.5000	04/01/25	1,014,636
1,000,000	Deutsche Bank A.G.(b)	H15T5Y + 4.524%	6.0000	Perpetual	960,738
1,000,000	Discover Bank		2.4500	09/12/24	996,149
3,704,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	9.5730	Perpetual	3,784,070
750,000	JPMorgan Chase & Company		3.8750	09/10/24	748,688
1,000,000	KeyCorporation(b)	SOFRINDX + 1.250%	3.8780	05/23/25	1,001,052
750,000	Lloyds Banking Group plc		4.5000	11/04/24	747,737

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	BANKING — 17.7% (Continued)
500,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	$ 492,902
515,000	NatWest Markets plc(a)		0.8000	08/12/24	514,250
1,749,000	Societe Generale S.A.(a)		4.2500	04/14/25	1,725,897
550,000	Societe Generale S.A.(a)		4.7500	11/24/25	542,204
500,000	Synchrony Bank		5.4000	08/22/25	498,498
500,000	Wells Fargo & Company(d)	SOFRRATE + 2.000%	2.1880	04/30/26	487,997
					23,929,277
	BIOTECH & PHARMA — 1.6%
625,000	Teva Pharmaceutical Finance Netherlands III BV		7.1250	01/31/25	627,650
376,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	356,116
1,200,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	1,164,416
					2,148,182
	ELECTRIC UTILITIES — 3.1%
2,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	2,220,970
500,000	Enel Finance International N.V.(a)		2.6500	09/10/24	498,196
376,000	FirstEnergy Corporation		2.0500	03/01/25	368,198
150,000	FirstEnergy Corporation		4.1500	07/15/27	145,482
625,000	FirstEnergy Transmission, LLC(a)		4.3500	01/15/25	620,218
387,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	382,404
					4,235,468
	FOOD — 0.4%
500,000	Mondelez International Holdings Netherlands BV(a)		2.2500	09/19/24	497,670

	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
775,000	Carter Holt Harvey Ltd.		9.5000	12/01/24	774,775

	HEALTH CARE FACILITIES & SERVICES — 0.2%
225,000	Laboratory Corp of America Holdings		3.2500	09/01/24	224,465

	INSTITUTIONAL FINANCIAL SERVICES — 2.4%
2,025,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	1,943,338
750,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 0.486%	5.8320	10/21/24	750,224

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.4% (Continued)
600,000	Morgan Stanley(b)	SOFRRATE + 0.509%	5.8520	01/22/25	$ 600,272
					3,293,834
	INSURANCE — 0.8%
580,000	Athene Global Funding(a)		2.5000	01/14/25	571,598
506,000	Kemper Corporation		4.3500	02/15/25	502,647
					1,074,245
	LEISURE FACILITIES & SERVICES — 1.9%
1,000,000	Las Vegas Sands Corporation		2.9000	06/25/25	975,480
850,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	830,166
400,000	Penn National Gaming, Inc.(a)		4.1250	07/01/29	354,205
475,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	478,834
					2,638,685
	OIL & GAS PRODUCERS — 3.0%
500,000	Devon Energy Corporation(a)		5.2500	09/15/24	499,500
1,977,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	Perpetual	1,968,528
800,000	Occidental Petroleum Corporation		2.9000	08/15/24	799,464
780,000	Plains All American Pipeline, L.P. / PAA Finance		3.6000	11/01/24	775,779
					4,043,271
	REAL ESTATE INVESTMENT TRUSTS — 3.7%
200,000	American Tower Corporation		2.4000	03/15/25	196,093
575,000	Crown Castle International Corporation		3.2000	09/01/24	573,516
1,000,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.3500	09/01/24	999,497
1,000,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.2500	06/01/25	995,427
2,253,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	2,232,811
					4,997,344
	RETAIL - CONSUMER STAPLES — 0.5%
665,000	Walgreens Boots Alliance, Inc.		3.8000	11/18/24	662,069

	RETAIL - DISCRETIONARY — 1.7%
750,000	AutoNation, Inc.		3.5000	11/15/24	744,121
1,563,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,526,022
					2,270,143
	SPECIALTY FINANCE — 3.7%

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
650,000	AerCap Global Aviation Trust(a),(b)	TSFR3M + 4.562%	6.5000	06/15/45	$ 649,692
500,000	AerCap Ireland Capital DAC / AerCap Global		3.5000	01/15/25	495,223
465,000	Ally Financial, Inc.		5.7500	11/20/25	466,214
250,000	Ally Financial, Inc.		6.0000	07/15/29	248,425
969,000	Aviation Capital Group, LLC(a)		5.5000	12/15/24	967,651
500,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	496,139
1,000,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	7.1590	12/21/65	832,564
855,000	Synchrony Financial		4.5000	07/23/25	844,838
					5,000,746
	TECHNOLOGY SERVICES — 0.4%
650,000	Leidos, Inc.		3.6250	05/15/25	640,289

	TRANSPORTATION & LOGISTICS — 3.0%
775,000	Air Canada(a)		3.8750	08/15/26	746,093
1,072,540	American Airlines 2016-2 Class A Pass Through Series 2016-2 A		3.6500	06/15/28	998,024
937,500	Delta Air Lines Inc / SkyMiles IP Ltd.(a)		4.5000	10/20/25	932,300
1,350,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,340,667
					4,017,084
	TOTAL CORPORATE BONDS (Cost $73,720,387)				73,620,279

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.1%
	COMMERCIAL SUPPORT SERVICES — 1.9%
2,630,573	Aramark Services, Inc.(b)	TSFR1M + 2.000%	7.3440	04/06/28	2,640,766

	LEISURE FACILITIES & SERVICES — 1.7%
997,500	Restaurant Brands(b)	TSFR1M+ 1.750%	7.0940	09/23/30	994,657
997,500	Caesars Entertainment, Inc.(b)	TSFR3M+ 2.750%	8.0970	01/24/31	1,000,971
245,019	Light & Wonder International, Inc.(b)	TSFR1M+ 2.350%	8.0790	04/16/29	247,010
					2,242,638

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.1% (Continued)
	RETAIL - DISCRETIONARY — 1.4%
1,962,322	Great Outdoors Group, LLC(b)	TSFR1M + 3.865%	9.2080	03/05/28	$ 1,962,322

	SEMICONDUCTORS — 0.9%
1,164,507	MKS Instruments, Inc.(b)	TSFR1M + 2.250%	7.5970	08/17/29	1,170,697

	SOFTWARE — 0.7%
1,000,000	Sunshine Software Merger Sub, Inc.(b)	TSFR1M + 3.685%	9.2530	09/21/28	940,420

	TRANSPORTATION & LOGISTICS — 3.5%
750,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 5.012%	8.0330	03/10/28	776,857
1,995,000	Air Canada(b)	TSFR3M + 2.500%	2.5000	03/14/31	2,004,047
1,995,000	United Airlines, Inc.(b)	TSFR3M + 2.750%	8.0330	02/17/31	2,005,334
					4,786,238
	TOTAL TERM LOANS (Cost $13,695,011)				13,743,081

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.7%
	U.S. TREASURY BILLS — 3.7%
5,000,000	United States Treasury Bill(f)		5.2700	09/26/24	4,959,182

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,959,458)				4,959,182

	TOTAL INVESTMENTS - 99.2% (Cost $148,949,233)				$ 134,203,794

	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%				$ 1,111,127

	NET ASSETS - 100%				$ 135,314,921

A.S.	- Anonim Sirketi
CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Secured Overnight Financing Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $54,372,775 or 40.2% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Interest only securities.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2024.
(e)	Percentage rounds to less than 0.1%.
(f)	Zero coupon bond.